CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
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CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS

	As at December 31,
€ in thousands	2017	2016	2015
Cash at bank and on hand	14,951	53,356	3,602

Total cash and cash equivalents	14,951	53,356	3,602

of which : cash and cash equivalents in Euro	14,843	53,291	922
of which : cash and cash equivalents in foreign currency	108	65	2,680